PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated March 22, 2024
to Prospectus dated May 1, 2023

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement contains information about changes to certain Portfolios available through your Annuity.

Effective February 28, 2024, information regarding Portfolios of the DFA Investment Dimensions Group Inc. was revised. The following replaces information in Appendix A of the Prospectus with respect to the Portfolios shown below:

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/23)
					1-Year	5-Year	10-Year
Fixed Income	VA Global Bond Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
♦This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

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Effective March 1, 2024, the Current Expenses and/or footnotes for certain Portfolios of the Fidelity® Variable Insurance Products Funds were revised. In addition, effective March 8, 2024, the Current Expenses and/or footnotes for certain Portfolios of the BlackRock Variable Series Funds were revised. The following replaces information in Appendix A of the Prospectus pertaining to Expenses for the Portfolios shown below. The Fund Type, Adviser/Subadvisers and Average Annual Total Returns appearing in Appendix A for these Portfolios did not change.

Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
BlackRock Capital Appreciation V.I. Fund – Class I♦	0.79%	None	0.79%
BlackRock Large Cap Focus Growth V.I. Fund – Class I♦	0.79%	None	0.79%
Fidelity® Variable Insurance Products Balanced Portfolio – Initial Class	0.44%	None	0.44%
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class	0.61%	None	0.61%
Fidelity® Variable Insurance Products Contrafund® Portfolio – Initial Class	0.56%	None	0.56%
Fidelity® Variable Insurance Products Emerging Markets Portfolio – Initial Class	0.89%	None	0.89%
Fidelity® Variable Insurance Products Financials Portfolio – Initial Class	0.63%	None	0.63%
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class †	0.75%	None	0.75%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class	0.59%	None	0.59%
Fidelity® Variable Insurance Products Growth Portfolio – Initial Class	0.58%	None	0.58%
Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class	0.59%	None	0.59%
Fidelity® Variable Insurance Products High Income Portfolio – Initial Class †	0.77%	None	0.77%
Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class	0.62%	None	0.62%
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class	0.78%	None	0.78%
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class	0.38%	None	0.38%
Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class	0.57%	None	0.57%
Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class	0.65%	None	0.65%
Fidelity® Variable Insurance Products Technology Portfolio – Initial Class	0.59%	None	0.59%
Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class	0.61%	None	0.61%
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.
♦This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
† The Portfolio has other expenses. Please see the Portfolio prospectus for additional information.
Fidelity Variable Insurance Products Floating Rate High Income Portfolio – Initial Class
Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after fee waiver and/or expense reimbursements are 0.69%.
Fidelity Variable Insurance Products High Income Portfolio – Initial Class
Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.66% for Initial Class.

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BlackRock Capital Appreciation V.I. Fund – Class I
In December 2023, you were notified that the merger of BlackRock Capital Appreciation V.I. Fund – Class I into the BlackRock Large Cap Focus Growth V.I. Fund – Class I and subsequent name change of BlackRock Large Cap Focus Growth VI. Fund was postponed. BlackRock Variable Series Funds, Inc. has determined not to proceed with the merger and subsequent fund name change at this time.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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